Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Product branding	$396	$396
Deposits	171	172
Other	-	23
Total other assets	567	591
Less accumulated amortization	(385)	(344)
Other assets, net	$182	$247

Other assets consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Product branding	$396	$400
Deposits	240	256
Future proceeds related to installment sales of equipment	276	-
Total other assets	912	656
Less accumulated amortization	(344)	(287)
Other assets, net	$568	$369